Quarterly Results Of Operations (Unaudited) (Narrative) (Detail) - USD ($) $ in Thousands	3 Months Ended										12 Months Ended
	Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Mar. 25, 2015	Dec. 24, 2014	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Quarterly Financial Data [Line Items]
Litigation											$ 0	$ (3,191)	$ (2,753)
Litigation reserves										$ 5,800
Proceeds from Legal Settlements					$ 1,200		$ 2,000		$ 8,600
Acquisition costs						$ 100		$ 600			0	700	1,100
Long-lived asset impairments	$ 3,300		$ 1,900		6,700	3,400	500				5,190	10,651	2,255
Restaurant closure charges	500	$ 800	300	$ 2,500							4,084	3,780	1,736
Severance and other benefits	400	$ 5,900		300	900		200	2,200			6,591	3,304	1,182
Expenses related to a bankrupt franchisee					200		$ 1,200					1,400
Lease Termination Charges	1,100				$ 3,800
Information technology restructuring			200	2,500							2,739	0	0
Gain (Loss) on Disposition of Assets			(2,600)			$ (1,100)		$ (1,800)			2,659	2,858	(1,093)
Accelerated depreciation	600		$ 700	$ 700							1,988	0	$ 0
Professional Fees	$ 2,400										$ 2,400	$ 1,200